General	6 Months Ended
Jun. 30, 2026
General [Abstract]
General

Note 1 - General

Ellomay Capital Ltd. (the “Company”) is an Israeli based company whose shares are registered with the NYSE American and with the Tel Aviv Stock Exchange under the trading symbol “ELLO”.

Since 2009, the Company focuses its business in the renewable energy and power sectors in Europe, USA and Israel. To date, the Company has evaluated numerous opportunities and invested significant funds in the renewable, clean energy and natural resources industries in Israel, Italy, Spain, the Netherlands and the USA.

As of June 30, 2026, the Company owns:

●	Approximately 335.9 MW of operating solar power plants (“Solar Plants”) in Spain (including a 300 MW solar plant in owned by Talasol Solar S.L., which is 51% owned by the Company) and 51% of approximately 38 MW of operating solar power plants in Italy;

●	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V., project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively;

●	83.333% of Ellomay Pumped Storage (2014) Ltd., which is involved in a project to construct a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel (the “Manara PSP”);

●	51% of solar projects in Italy with an aggregate capacity of 160 MW that are under construction;

●	Solar projects in Italy with an aggregate capacity of 210 MW that have reached “ready to build” status; and

●	Solar projects in the Dallas Metropolitan area, Texas, USA with an aggregate capacity of approximately 38 MW that are connected to the grid, 11 MW that are currently in the test run phase prior to commercial operation and 14 MW that are under construction.

The address of the Company’s registered office is 18 Rothschild Blvd., Tel Aviv, Israel.

Material events in the reporting period

A.	Sale of the Company’s Indirect Holdings in Dorad Energy Ltd.

In May 2026, Ellomay Clean Energy LP (“Ellomay Energy LP”), a limited partnership wholly-owned by the Company, sold its holdings in Ellomay Luzon Energy Infrastructures Ltd. (“Ellomay Luzon Energy”) to Amos Luzon Entrepreneurship and Energy Group Ltd. (the “Luzon Group”). Prior to such sale, the Company indirectly held (through Ellomay Clean Energy LP), 50% of the issued and outstanding shares of Ellomay Luzon Energy. Ellomay Luzon Energy’s main asset is its holding of 33.75% of Dorad Energy Ltd. (“Dorad”). The consideration received in connection with the sale of the Ellomay Luzon Energy holdings was based on a Dorad valuation of NIS 4.4 billion (i.e. a valuation of NIS 742.5 million for the Company’s indirect holdings in Dorad). Upon consummation of the sale, the consideration received by the Company (net of 50% of Ellomay Luzon Energy’s net debt (outstanding bank loans minus cash and cash equivalents) in an amount of approximately NIS 182.7 million), was approximately NIS 559.8 million (approximately €167.5 million). For further information concerning the sale see Note 6A.

B.	Impact of War in Israel

On February 28, 2026, Israel and the United States commenced a large-scale military campaign against Iran and on March 2, 2026, Hezbollah formally joined the war against Israel, attacking mainly northern Israel with rockets and missiles. During April 2026, a temporary ceasefire was agreed between Iran and Israel and the United States and thereafter (on April 17, 2026) a temporary ceasefire between Israel and Lebanon, however fighting has since resumed in southern Lebanon and mainly northern Israel. Due to the ongoing hostilities in the area of the Manara PSP, works on the upper and lower reservoir have stopped, however tunneling works continued as planned. As of the reporting date, work is proceeding in a regular manner across the entire site. However, should the fighting in Lebanon intensify or the security situation in northern Israel deteriorate, additional delays may occur. There is regulatory protection for the senior debt (principal and interest) and for the developer’s expenses under financing-support standards, subject to the approval of the Israeli Electricity Authority. The Company’s management is in contact with the contractor, with the financing consortium, and with the Israeli Electricity Authority with the aim of advancing approval of a compensation framework for the Manara PSP. The discussions are at advanced stages, but at this point there is no certainty regarding the timing of approval of the compensation framework or the type of framework that will be approved.